Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis [Line Items]
Short-term investment	$ 19	$ 8
Level 1 [Member]]
Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis [Line Items]
Short-term investment	19	8
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis [Line Items]
Short-term investment
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis [Line Items]
Short-term investment